Parent Company, Other Shareholders, Associates and Other Related Parties Balances and Transactions - Disclosure of Transactions Between the Group and Parent Companies, Associates and Related Parties (Detail) - ARS ($)
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
InterCement Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
Interest and Exchange rate differences	$ 1,234,479	$ 103,468,732	$ 149,368,918
Sale/(Purchase) of Goods and Services	(19,121,394)	(603,821,090)
Cimpor Trading e Inversiones S.A. [member]
Disclosure of transactions between related parties [line items]
Interest and Exchange rate differences	(13,525,772)	(2,196,283)
Sale/(Purchase) of Goods and Services	(88,017,758)	(189,671,576)	(28,358,217)
Cimpor Servicios de Apoio a Gestao S.A. [member]
Disclosure of transactions between related parties [line items]
Interest and Exchange rate differences	887,061
Sale/(Purchase) of Goods and Services	(56,189,502)
Sale/(Purchase) of Goods and Services		4,770,992
Sacopor S.A. [member]
Disclosure of transactions between related parties [line items]
Interest and Exchange rate differences	(254,420)
Sale/(Purchase) of Goods and Services	$ (33,357,279)
Yguaz Cementos S.A. [member]
Disclosure of transactions between related parties [line items]
Interest and Exchange rate differences		3,505,877	4,704,537
Sale/(Purchase) of Goods and Services		$ 4,025,439	$ 9,320,974